Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets
Beginning balance, financial assets		£ 14,361
Ending balance, financial assets	£ 15,001	15,001	£ 14,361
Liabilities
Beginning balance, financial liabilities		(4,351)
Ending balance, financial liabilities	(6,622)	(6,622)	(4,351)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		10,010	13,548
Purchases, fair value measurement, assets (liabilities) net		6,580	8,160
Sales, fair value measurement, assets (liabilities) net		(7,177)	(8,951)
Issues, fair value measurement, assets (liabilities) net		(21)	(42)
Settlements, fair value measurement, assets (liabilities) net		(1,189)	(2,089)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		(4)	59
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		455	337
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(411)	1,298
Ending balance, Assets (liabilities) net	8,379	8,379	10,010
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		268	41
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(132)	245
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(834)	472
Purchases, fair value measurement, assets (liabilities) net		(807)	(364)
Sales, fair value measurement, assets (liabilities) net		(31)	(32)
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		(160)	(755)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(71)	(255)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		117	424
Ending balance, Assets (liabilities) net	(1,770)	(1,770)	(834)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		16	(324)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		13	9
Purchases, fair value measurement, assets		0	5
Sales, fair value measurement, assets		(2)	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets	10	10	13
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(1)	(1)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		0	(3)
Purchases, fair value measurement, liabilities		(27)	0
Sales, fair value measurement, liabilities		0	0
Issues, fair value measurement, liabilities		0	0
Settlements, fair value measurement, liabilities		0	0
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		0	3
Ending balance, financial liabilities	(28)	(28)	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(1)	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(362)	(280)
Purchases, fair value measurement, liabilities		0	(179)
Sales, fair value measurement, liabilities		(3)	(10)
Issues, fair value measurement, liabilities		(21)	(42)
Settlements, fair value measurement, liabilities		1	41
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		(38)	(27)
Transfers out of Level 3 of fair value hierarchy, liabilities		38	50
Ending balance, financial liabilities	(355)	(355)	(362)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		20	67
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		4	(2)
Asset-backed loans [member]
Assets
Beginning balance, financial assets		756
Ending balance, financial assets	767	767	756
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities	(24)	(24)	0
Interest rate derivatives [member]
Assets
Beginning balance, financial assets		605
Ending balance, financial assets	1,613	1,613	605
Liabilities
Beginning balance, financial liabilities		(812)
Ending balance, financial liabilities	(1,615)	(1,615)	(812)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(206)	22
Purchases, fair value measurement, assets (liabilities) net		17	(9)
Sales, fair value measurement, assets (liabilities) net		(12)	0
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		85	88
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(18)	(177)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		23	(38)
Ending balance, Assets (liabilities) net	(2)	(2)	(206)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		109	(92)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Foreign exchange derivatives [member]
Assets
Beginning balance, financial assets		291
Ending balance, financial assets	144	144	291
Liabilities
Beginning balance, financial liabilities		(298)
Ending balance, financial liabilities	(143)	(143)	(298)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(7)	7
Purchases, fair value measurement, assets (liabilities) net		0	0
Sales, fair value measurement, assets (liabilities) net		0	0
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		21	25
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(19)	(32)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		22	5
Ending balance, Assets (liabilities) net	1	1	(7)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(16)	(12)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Credit derivatives [member]
Assets
Beginning balance, financial assets		539
Ending balance, financial assets	196	196	539
Liabilities
Beginning balance, financial liabilities		(342)
Ending balance, financial liabilities	(351)	(351)	(342)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		198	1,050
Purchases, fair value measurement, assets (liabilities) net		(125)	(59)
Sales, fair value measurement, assets (liabilities) net		24	3
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		(371)	(866)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(21)	(9)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		116	3
Ending balance, Assets (liabilities) net	(155)	(155)	198
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		24	76
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Equity derivatives [member]
Assets
Beginning balance, financial assets		1,711
Ending balance, financial assets	2,498	2,498	1,711
Liabilities
Beginning balance, financial liabilities		(2,528)
Ending balance, financial liabilities	(4,112)	(4,112)	(2,528)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(819)	(607)
Purchases, fair value measurement, assets (liabilities) net		(699)	(296)
Sales, fair value measurement, assets (liabilities) net		(43)	(35)
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		105	(2)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(13)	(37)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(44)	454
Ending balance, Assets (liabilities) net	(1,614)	(1,614)	(819)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(101)	(296)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Corporate debt [member]
Assets
Beginning balance, financial assets		521
Ending balance, financial assets	698	698	521
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities	(3)	(3)	0
Non-asset-backed loans [member]
Assets
Beginning balance, financial assets		6,811
Ending balance, financial assets	6,394	6,394	6,811
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities	0	0	0
Equity cash products [member]
Assets
Beginning balance, financial assets		1,228
Ending balance, financial assets	542	542	1,228
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities	0	0	0
Private equity investments [member]
Assets
Beginning balance, financial assets		899
Ending balance, financial assets	873	873	899
Liabilities
Beginning balance, financial liabilities		(19)
Ending balance, financial liabilities	(14)	(14)	(19)
Other [member]
Assets
Beginning balance, financial assets		991
Ending balance, financial assets	1,258	1,258	991
Liabilities
Beginning balance, financial liabilities		(176)
Ending balance, financial liabilities	(168)	(168)	(176)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		2,264	3,613
Purchases, fair value measurement, assets		2,495	2,234
Sales, fair value measurement, assets		(2,765)	(3,057)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(52)	(446)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		154	554
Transfers out of Level 3 of fair value hierarchy, assets		(101)	(574)
Ending balance, financial assets	1,863	1,863	2,264
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(132)	(60)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		656	664
Purchases, fair value measurement, assets		458	202
Sales, fair value measurement, assets		(428)	(166)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(40)	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		90	16
Transfers out of Level 3 of fair value hierarchy, assets		(25)	(30)
Ending balance, financial assets	686	686	656
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(25)	(30)
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		120	388
Purchases, fair value measurement, assets		77	126
Sales, fair value measurement, assets		(6)	(52)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	(311)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		12	45
Transfers out of Level 3 of fair value hierarchy, assets		(17)	(77)
Ending balance, financial assets	151	151	120
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(35)	1
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		974	2,263
Purchases, fair value measurement, assets		1,955	1,844
Sales, fair value measurement, assets		(2,182)	(2,799)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(12)	(134)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		39	200
Transfers out of Level 3 of fair value hierarchy, assets		(55)	(424)
Ending balance, financial assets	709	709	974
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(10)	24
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		392	136
Purchases, fair value measurement, assets		5	62
Sales, fair value measurement, assets		(149)	(40)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		11	293
Transfers out of Level 3 of fair value hierarchy, assets		(4)	(28)
Ending balance, financial assets	214	214	392
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(41)	(31)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		122	162
Purchases, fair value measurement, assets		0	0
Sales, fair value measurement, assets		0	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	(1)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		2	0
Transfers out of Level 3 of fair value hierarchy, assets		0	(15)
Ending balance, financial assets	103	103	122
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(21)	(24)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		8,500	9,382
Purchases, fair value measurement, assets		4,919	6,065
Sales, fair value measurement, assets		(4,347)	(5,841)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(741)	(794)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		410	65
Transfers out of Level 3 of fair value hierarchy, assets		(465)	(983)
Ending balance, financial assets	8,506	8,506	8,500
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		365	358
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(135)	248
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		5,494	5,688
Purchases, fair value measurement, assets		1,102	235
Sales, fair value measurement, assets		(283)	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(706)	(755)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		(453)	(16)
Ending balance, financial assets	5,580	5,580	5,494
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		426	343
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	(1)
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		835	559
Purchases, fair value measurement, assets	15	15	66
Sales, fair value measurement, assets	(404)	(404)	0
Issues, fair value measurement, assets	0	0	0
Settlements, fair value measurement, assets	0	0	(2)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		9	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets	326	326	835
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(93)	3
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(36)	209
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		900	1,071
Purchases, fair value measurement, assets	84	84	45
Sales, fair value measurement, assets	(54)	(54)	(121)
Issues, fair value measurement, assets	0	0	0
Settlements, fair value measurement, assets	(3)	(3)	(28)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		15	41
Transfers out of Level 3 of fair value hierarchy, assets		(12)	(163)
Ending balance, financial assets	874	874	900
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(56)	55
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,271	2,064
Purchases, fair value measurement, assets		3,718	5,719
Sales, fair value measurement, assets		(3,606)	(5,720)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(32)	(9)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		386	24
Transfers out of Level 3 of fair value hierarchy, assets		0	(804)
Ending balance, financial assets	1,726	1,726	1,271
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		32	12
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(43)	(15)
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		429	355
Purchases, fair value measurement, assets		0	399
Sales, fair value measurement, assets		(35)	(31)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(237)	(135)
Total gains or losses recognised in OCI, assets		(4)	59
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	(218)
Ending balance, financial assets	153	153	429
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		86	0
Purchases, fair value measurement, assets		0	116
Sales, fair value measurement, assets		(35)	(30)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		(4)	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets	47	47	86
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		343
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(237)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets	106	106	343
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		343	0
Purchases, fair value measurement, assets		0	283
Sales, fair value measurement, assets		0	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	60
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets	0	0	343
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0	2
Purchases, fair value measurement, assets			0
Sales, fair value measurement, assets			(1)
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			0
Total gains or losses recognised in OCI, assets			(1)
Transfers into Level 3 of fair value hierarchy, assets			0
Transfers out of Level 3 of fair value hierarchy, assets			0
Ending balance, financial assets			0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0	353
Purchases, fair value measurement, assets		0	0
Sales, fair value measurement, assets		0	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	(135)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	(218)
Ending balance, financial assets	£ 0	0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		£ 0	£ 0